Note 37 - Subsequent Events (Details Textual) $ / shares in Units, $ in Thousands							1 Months Ended	7 Months Ended	12 Months Ended
	Mar. 03, 2022 USD ($) $ / shares	Feb. 16, 2022 USD ($) T	Nov. 24, 2021 $ / shares	Nov. 24, 2021 USD ($) $ / shares	May 26, 2021 USD ($) $ / shares	May 22, 2019 $ / shares	Nov. 30, 2019 USD ($)	May 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 25, 2022 USD ($) $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in dollars per share)			$ 0.13	$ 0.13	$ 0.14	$ 0.28
Dividends paid, per ADS (in dollars per share)			$ 0.26	$ 0.26	$ 0.28	$ 0.56
Dividends recognised as distributions to owners | $				$ 153,000	$ 248		$ 153,000	$ 484	$ 322,099	$ 87,938	$ 485,827
Major business combination [member] | Wind farm in Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Estimated investments in plan | $		$ 190,000
Estimated reduction of Carbon dioxide emissions of reporting entity in that country | T		150,000
Percentage of energy requirements in that city to be supplied		50.00%
Annual Dividend Proposal [Member]
Disclosure of non-adjusting events after reporting period [line items]
Annual dividend proposed to be distributed (in dollars per share)	$ 0.41
Annual dividend proposed to be distributed, amount per ads (in dollars per share)	$ 0.82
Annual dividend proposed to be distributed | $	$ 484,000
Dividends payable, amount per share (in dollars per share)												$ 0.28
Dividends payable, amount per ads (in dollars per share)												$ 0.56
Annual dividend payable | $												$ 331,000